Financial Instruments and Fair Value Measurements (Details) - Schedule of changes in Level 3 liabilities measured at fair value on a recurring basis $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1, 2021
Loss included in earnings
Balance at December 31, 2021	78,497
Embedded derivative liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1, 2021
Loss included in earnings	78,497
Balance at December 31, 2021	$ 78,497